Segment Reporting - Schedule of Segment Information (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Presents the Segment Information [Line Items]
Revenue	$ 190,421,385	$ 98,003,465
Merchandise costs	174,661,012	85,858,021
Interest expenses, net	(833,756)	(823,836)
Income tax provision	1,566,339	(552,570)
Net income	(900,655)	1,336,229
Depreciation and amortization	593,622	409,461
Capital expenditures	127,964	678,267
Directly- Operated Physical Stores [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	10,212,857	6,942,549
Merchandise costs	7,674,908	4,901,590
Interest expenses, net	(44,717)	(58,360)
Income tax provision	84,008	(39,144)
Net income	(48,305)	94,658
Depreciation and amortization	31,838	29,006
Capital expenditures	127,964	678,267
Online Stores and Services [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	4,124,582	4,117,979
Merchandise costs	2,990,750	2,986,434
Interest expenses, net	(18,059)	(34,617)
Income tax provision	33,927	(23,218)
Net income	(19,508)	56,147
Depreciation and amortization	12,858	17,205
Capital expenditures
Franchise Stores and Wholesale Customers [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	176,083,946	86,942,937
Merchandise costs	163,995,354	77,969,997
Interest expenses, net	(770,980)	(730,859)
Income tax provision	1,448,404	(490,208)
Net income	(832,842)	1,185,424
Depreciation and amortization	548,926	$ 363,250
Capital expenditures